December 5, 2012

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:                      Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”)
(File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Henderson Japan Focus Fund does not differ from that contained in Post-Effective Amendment No. 66 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 68 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on November 28, 2012 (Accession # 0000891804-12-001468).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           C. Yarbrough